Other current liabilities	12 Months Ended
Mar. 31, 2012
Other current liabilities

12. Other current liabilities:

Other current liabilities as of March 31, 2011 and 2012 consist of the following:

	Yen in millions
	March 31
	2011	2012
Income taxes payable	¥8,117	¥5,802
Payable for property, plant and equipment	6,011	11,734
Other	4,767	17,214

	¥18,895	¥34,750

“Other” primarily consists of deferred tax liabilities.